UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Southport, Connecticut       February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   110

Form 13F Information Table Value Total:  $632,080
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number             Name

1.          028-13236                 Southport Energy Plus Partners LP

2.          028-13235                 Southport Energy Plus Offshore Fund Inc

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6       COL 7      COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION      MNGRS    SOLE   SHARED  NONE
--------------                --------------    -----      -------  -------   --- ----  ----------      -----    ----   ------  ----
ACERGY S A                    SPONSORED ADR    00443E104   3,834      663,400 SH        SHARED-DEFINED   1       663,400
ACERGY S A                    SPONSORED ADR    00443E104   4,139      716,000 SH        SHARED-DEFINED   2       716,000
ACTIVE POWER INC              COM              00504W100     480    1,499,120 SH         SOLE                  1,499,120
ACTIVE POWER INC              COM              00504W100     393    1,229,800 SH        SHARED-DEFINED   1     1,229,800
ACTIVE POWER INC              COM              00504W100     722    2,256,968 SH        SHARED-DEFINED   2     2,256,968
ADA ES INC                    COM              005208103     126       40,755 SH         SOLE                     40,755
ALPHA NATURAL RESOURCES INC   COM              02076X102  18,395    1,136,200 SH        SHARED-DEFINED   1     1,136,200
ALPHA NATURAL RESOURCES INC   COM              02076X102  17,773    1,097,800 SH        SHARED-DEFINED   2     1,097,800
ANADARKO PETE CORP            COM              032511107   3,026       78,500 SH        SHARED-DEFINED   1        78,500
ANADARKO PETE CORP            COM              032511107   2,930       76,000 SH        SHARED-DEFINED   2        76,000
ARENA RESOURCES INC           COM              040049108   1,256       44,700 SH        SHARED-DEFINED   1        44,700
ARENA RESOURCES INC           COM              040049108   1,216       43,300 SH        SHARED-DEFINED   2        43,300
AVENTINE RENEWABLE ENERGY     COM              05356X403     372      572,400 SH         SOLE                    572,400
BALLARD PWR SYS INC           COM              05858H104      85       75,000 SH         SOLE                     75,000
BUCYRUS INTL INC NEW          COM              118759109   5,271      284,600 SH        SHARED-DEFINED   2       284,600
CAMERON INTERNATIONAL CORP    COM              13342B105   3,231      157,600 SH        SHARED-DEFINED   1       157,600
CAMERON INTERNATIONAL CORP    COM              13342B105   6,299      307,300 SH        SHARED-DEFINED   2       307,300
CANADIAN NAT RES LTD          COM              136385101  11,162      279,200 SH        SHARED-DEFINED   1       279,200
CANADIAN NAT RES LTD          COM              136385101  21,202      530,300 SH        SHARED-DEFINED   2       530,300
CAPSTONE TURBINE CORP         COM              14067D102     142      169,400 SH         SOLE                    169,400
CONSOL ENERGY INC             COM              20854P109   2,872      100,500 SH        SHARED-DEFINED   2       100,500
ENER1 INC                     COM NEW          29267A203     990      138,500 SH         SOLE                    138,500
ENERGY XXI (BERMUDA) LTD      COM SHS          G10082108     351      444,700 SH        SHARED-DEFINED   1       444,700
ENERGY XXI (BERMUDA) LTD      COM SHS          G10082108     340      429,800 SH        SHARED-DEFINED   2       429,800
ENERGYSOLUTIONS INC           DEPOSITARY SH    292756202     385       73,200     CALL   SOLE                     73,200
ENERGYSOLUTIONS INC           DEPOSITARY SH    292756202   1,700      300,867 SH         SOLE                    300,867
ENERGYSOLUTIONS INC           DEPOSITARY SH    292756202   5,787    1,024,300 SH        SHARED-DEFINED   1     1,024,300
ENERGYSOLUTIONS INC           DEPOSITARY SH    292756202   7,434    1,315,700 SH        SHARED-DEFINED   2     1,315,700
ENERNOC INC                   COM              292764107      87       11,700 SH         SOLE                     11,700
ENSCO INTL INC                COM              26874Q100   3,878      136,600 SH        SHARED-DEFINED   2       136,600
EVERGREEN ENERGY INC          COM              30024B104       7       23,000 SH        SHARED-DEFINED   1        23,000
EVERGREEN ENERGY INC          COM              30024B104     168      580,700 SH        SHARED-DEFINED   2       580,700
EXCO RESOURCES INC            COM              269279402   6,880      759,400 SH        SHARED-DEFINED   1       759,400
EXCO RESOURCES INC            COM              269279402  20,830    2,299,100 SH        SHARED-DEFINED   2     2,299,100
FREEPORT-MCMORAN COPPER & GO  COM              35671D857   4,206      172,100 SH        SHARED-DEFINED   2       172,100
FRONTIER OIL CORP             COM              35914P105   1,924      152,300 SH        SHARED-DEFINED   1       152,300
FRONTIER OIL CORP             COM              35914P105   1,865      147,700 SH        SHARED-DEFINED   2       147,700
FUELCELL ENERGY INC           COM              35952H106     304       78,476 SH         SOLE                     78,476
FUELCELL ENERGY INC           COM              35952H106   5,869    1,512,562 SH        SHARED-DEFINED   2     1,512,562
GT SOLAR INTL INC             COM              3623E0209   1,637      566,450 SH         SOLE                    566,450
GT SOLAR INTL INC             COM              3623E0209     434      150,300 SH        SHARED-DEFINED   1       150,300
GT SOLAR INTL INC             COM              3623E0209     881      305,000 SH        SHARED-DEFINED   2       305,000
HEADWATERS INC                COM              42210P102     341       50,500 SH        SHARED-DEFINED   2        50,500
HEADWATERS INC                COM              42210P102   1,573      233,000     CALL   SOLE                    233,000
HECLA MNG CO                  COM              422704106     413      147,500 SH        SHARED-DEFINED   2       147,500
HYDROGENICS CORP              COM              448882100      45      109,438 SH         SOLE                    109,438
INTERNATIONAL RECTIFIER CORP  COM              460254105   1,964      145,500 SH        SHARED-DEFINED   2       145,500
ITC HLDGS CORP                COM              465685105   1,966       45,000 SH         SOLE                     45,000
JOY GLOBAL INC                COM              481165108   6,105      266,700 SH        SHARED-DEFINED   1       266,700
JOY GLOBAL INC                COM              481165108   6,720      293,600 SH        SHARED-DEFINED   2       293,600
KBR INC                       COM              48242W106   5,506      362,200 SH        SHARED-DEFINED   1       362,200
KBR INC                       COM              48242W106   5,332      350,800 SH        SHARED-DEFINED   2       350,800
LAYNE CHRISTENSEN CO          COM              521050104   1,181       49,200 SH        SHARED-DEFINED   2        49,200
LINDSAY CORP                  COM              535555106     617       19,400 SH        SHARED-DEFINED   2        19,400
MCDERMOTT INTL INC            COM              580037109   6,116      619,006 SH        SHARED-DEFINED   1       619,006
MCDERMOTT INTL INC            COM              580037109   5,951      602,340 SH        SHARED-DEFINED   2       602,340
MIRANT CORP NEW               COM              60467R118   1,173      335,117 SH        SHARED-DEFINED   1       335,117
MIRANT CORP NEW               COM              60467R118     924      264,144 SH        SHARED-DEFINED   2       264,144
NATIONAL OILWELL VARCO INC    COM              637071101  14,562      595,800 SH        SHARED-DEFINED   1       595,800
NATIONAL OILWELL VARCO INC    COM              637071101  19,850      812,200 SH        SHARED-DEFINED   2       812,200
NOBLE CORPORATION             SHS              G65422100   8,542      386,700 SH        SHARED-DEFINED   1       386,700
NOBLE CORPORATION             SHS              G65422100   8,198      371,100 SH        SHARED-DEFINED   2       371,100
NOVA BIOSOURCE FUELS INC      SHS              65488W103       1       11,445 SH         SOLE                     11,445
OCEAN PWR TECHNOLOGIES INC    COM NEW          674870308     271       40,448 SH         SOLE                     40,448
PARTICLE DRILLING TECHNOLOGI  COM              70212G101      30      275,577 SH        SHARED-DEFINED   2       275,577
PETROHAWK ENERGY CORP         COM              716495106  26,385    1,688,100 SH        SHARED-DEFINED   1     1,688,100
PETROHAWK ENERGY CORP         COM              716495106  25,488    1,630,700 SH        SHARED-DEFINED   2     1,630,700
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408   7,457      304,500 SH        SHARED-DEFINED   1       304,500
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408  13,859      565,900 SH        SHARED-DEFINED   2       565,900
PLAINS EXPL& PRODTN CO        COM              726505100  21,548      927,200 SH        SHARED-DEFINED   1       927,200
PLAINS EXPL& PRODTN CO        COM              726505100  20,846      897,000 SH        SHARED-DEFINED   2       897,000
POWERSHARES ETF TRUST         WNDRHLL CLN EN   73935X500   3,111      360,900 SH         SOLE                    360,900
PROSHARES TR                  PSHS REAL ESTAT  74347R552   1,374       27,100 SH        SHARED-DEFINED   1        27,100
PROSHARES TR                  PSHS REAL ESTAT  74347R552   1,339       26,400 SH        SHARED-DEFINED   2        26,400
PROSHARES TR                  PSHS ULTRSHT O&G 74347R586  16,443      656,660 SH        SHARED-DEFINED   1       656,660
PROSHARES TR                  PSHS ULTRSHT O&G 74347R586  15,066      601,640 SH        SHARED-DEFINED   2       601,640
QUANTA SVCS INC               COM              74762E102  16,790      847,961 SH        SHARED-DEFINED   1       847,961
QUANTA SVCS INC               COM              74762E102  16,239      820,163 SH        SHARED-DEFINED   2       820,163
RENEGY HOLDINGS INC           COM              75845J109       9       27,467 SH         SOLE                     27,467
ROCKWOOD HLDGS INC            COM              774415103   1,118      103,500 SH         SOLE                    103,500
ROWAN COS INC                 COM              779382100   5,382      338,500 SH        SHARED-DEFINED   1       338,500
ROWAN COS INC                 COM              779382100   6,322      397,589 SH        SHARED-DEFINED   2       397,589
SPDR TR                       UNIT SER 1       78462F103   2,292       25,400 SH        SHARED-DEFINED   1        25,400
SPDR TR                       UNIT SER 1       78462F103  15,756      174,600 SH        SHARED-DEFINED   2       174,600
SANDRIDGE ENERGY INC          COM              80007P307   2,120      344,700 SH        SHARED-DEFINED   2       344,700
SCHLUMBERGER LTD              COM              806857108   4,085       96,500 SH        SHARED-DEFINED   1        96,500
SCHLUMBERGER LTD              COM              806857108   4,047       95,600 SH        SHARED-DEFINED   2        95,600
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B   833635105      20          800 SH         SOLE                        800
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B   833635105     693       28,400 SH        SHARED-DEFINED   1        28,400
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B   833635105     671       27,500 SH        SHARED-DEFINED   2        27,500
ST MARY LD & EXPL CO          COMMON STOCK     792228108   3,944      194,200 SH        SHARED-DEFINED   2       194,200
SUNCOR ENERGY INC CAD COM     COMMON STOCK     867229106   4,688      240,400 SH        SHARED-DEFINED   2       240,400
SYNTHESIS ENERGY SYS INC COM  COMMON STOCK     871628103     131      193,327 SH         SOLE                    193,327
TESCO CORP                    COMMON STOCK     88157K101      57        8,000 SH        SHARED-DEFINED   1         8,000
TESCO CORP                    COMMON STOCK     88157K101      56        7,800 SH        SHARED-DEFINED   2         7,800
TETON ENERGY CORP             COM              881628101     206      210,304 SH        SHARED-DEFINED   1       210,304
TETON ENERGY CORP             COM              881628101     199      203,300 SH        SHARED-DEFINED   2       203,300
TRANSOCEAN INC NEW            SHS              G90073100  16,305      345,093 SH        SHARED-DEFINED   1       345,093
TRANSOCEAN INC NEW            SHS              G90073100  15,790      334,194 SH        SHARED-DEFINED   2       334,194
PROSHARES TR                  PSHS BASIC MTRL  74347R651   2,096       53,900 SH        SHARED-DEFINED   1        53,900
PROSHARES TR                  PSHS BASIC MTRL  74347R651   2,029       52,200 SH        SHARED-DEFINED   2        52,200
PROSHARES TR                  PSHS ULTSHT FINL 74347R628   2,610       25,333 SH        SHARED-DEFINED   1        25,333
PROSHARES TR                  PSHS ULTSHT FINL 74347R628   2,541       24,667 SH        SHARED-DEFINED   2        24,667
VALMONT INDS INC              COM              920253101   6,799      110,800 SH        SHARED-DEFINED   1       110,800
VALMONT INDS INC              COM              920253101   6,565      107,000 SH        SHARED-DEFINED   2       107,000
WALTER INDS INC               COM              93317Q105   4,479      255,800 SH        SHARED-DEFINED   1       255,800
WALTER INDS INC               COM              93317Q105  11,087      633,200 SH        SHARED-DEFINED   2       633,200
WEATHERFORD INTERNATIONAL LT  COM              G95089101  15,368    1,420,300 SH        SHARED-DEFINED   2     1,420,300
XTO ENERGY INC                COM              98385X106  20,538      582,316 SH        SHARED-DEFINED   1       582,316
XTO ENERGY INC                COM              98385X106  19,868      563,300 SH        SHARED-DEFINED   2       563,300


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